UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, WI 53029

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Frontier MicroCap Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares	COMMON STOCK - 98.87%	Value

Agricultural and Food Products - 4.62%
2,000	Eternal Technologies Group, Inc.	$ 1,430
2,000	New Dragon Asia Corp.	2,360
5,000	Coffee Pacifica, Inc.	6,650
		10,440
Commerical Printing - 0.90%
2,029	Textechnologies, Inc.	2,029

Communications & Audio Equipment - 0.33%
3,500	Distinctive Devices, Inc.	42
100	Proxim Corp.	0
10,000	SLS International, Inc.	700
2,000	Teraforce Technology Corp.	0
		742
Communications Services - 8.62%
1,500	Netwolves Corp.	135
70,000	Nighthawk Systems, Inc.	6,370
1,000	WPCS International, Inc.	12,970
		19,475
Computer Equipment - 1.03%
600	Alanco Technologies, Inc.	1,422
300	Interlink Electronics, Inc.	459
500	Socket Communications, Inc.	440
		2,321
Electromedical & Electrotherapy - 2.97%
5,000	Dynatronics Corp.	5,400
600	Sontra Medical Corp.	1,320
		6,720
Finance Services - 4.06%
9,700	CVF Technologies Corp.	1,989
1,000	Global Axcess Corp.	285
5,000	International Monetary Systems, Ltd.	4,050
3404	Standard Holdings Group, Ltd.	2,863
		9,187
Games, Toys & Children's Vehicles - 6.83%
1,500	Action Products International, Inc.	2,445
2,000	Egames, Inc.	2,600
8,000	Mad Catz Interactive, Inc.	10,400
		15,445
Instruments For Measurement - 1.55%
383	Secure Alliance Holdings Corp.	337
3,000	Smartire Systems, Inc.	22
1,000	Wireless Telecom Group, Inc.	3,140
		3,499
Jewlery, Silverware & Plated Ware - 0.64%
290,000	United Specialties, Inc.	1,450

Laboratory Analytical Instruments - 4.83%
23	Clinical Data, Inc.	487
2,000	Diasys Corp.	240
2,100	Pressure Biosciences, Inc.	10,185
		10,912
Medicinal Chemicals & Botanical Products - 2.90%
40,000	China Health Holding, Inc.	1,200
5,100	Z-Trim Holdings, Inc.	5,355
		6,555
Metals, Precious & Mining - 8.35%
2,000	API Nanotronics Corp.	2,580
1,500	LJ International, Inc.	16,290
		18,870
Miscellaneous Electrical Machinery, Equipment & Supplies - 0.53%
357	Arotech Corp.	1,207

Pharmaceuticals - 17.32%
1,000	AHPC Holdings, Inc.	300
2,000	Egene,Inc.	2,640
16,000	Provectus Pharmaceutical, Inc.	25,600
1,000	QLT, Inc.	7,400
3,600	Symbollon Pharmaceuticals, Inc.	3,204
		39,144
Radio & TV Broadcasting - 0.40%
905	Wave Wireless Corp.	1
900	OBN Holdings, Inc.	909
		910
Retail-Department Stores - 0.11%
4,000	Harcourt Companies, Inc.	256

Semiconductors & Related Devices - 3.53%
2,500	Conexant Systems, Inc.	3,450
1,000	DPAC Technologies Corp.	90
200	Emagin Corp.	132
666	Tegal Corp.	4,296
		7,968
Services-Advertising - 5.31%
30,000	Onscreen Technologies, Inc.	12,000

Services-Business Services - 1.39%
3,000	Cash Technologies, Inc.	2,640
15,000	Datalogic International, Inc.	32
500	Global Network, Inc.	100
3,000	Kolorfusion International, Inc.	300
40	Probo International, Inc.	38
15	Sancon Resource Recovery, Inc.	7
2,000	Stonepath Group, Inc.	20
14	Unity One Capital, Inc.	0
50	Uron, Inc.	0
		3,137
Services-Computer - 0.48%
5,671	H Quotient, Inc.	0
1,000	Internet America, Inc.	320
4,000	Insynq, Inc.	0
133	Voxware, Inc.	770
		1,090
Services-Computer Programming - 1.62%
133	Cardinal Communications, Inc.	1
300	Evolving Systems, Inc.	678
4,000	Forlink Software Corp.	440
3,000	Ilinc Communications, Inc.	1,950
20,000	Saflink Corp.	600
		3,669
Services-Educational Services - 6.33%
400	Princeton Review, Inc.	1,912
40,000	Small Business Co.	12,400
		14,312
Services-Medical - 10.69%
2,000	American Shared Hospital Services *	11,700
3,000	Immunomedics, Inc.	12,450
		24,150
Services-Miscellaneous Amusement & Recreation - 0.19%
500	Angelciti Entertainment, Inc.	20
71	Progressive Gaming International Corp.	417
		437
Surgical & Medical Instruments - 1.21%
7,500	Acunetx, Inc.	300
50	Cardiac Science Corp.	548
300	Cardiotech International, Inc.	399
900	Memry Corp.	1,467
10,000	Molecular Imaging Corp.	0
		2,714
Telephone Communications - 2.13%
300	City Telecom, Ltd. ADR	1611
50	Epicus Communications Group, Inc.	0
8,000	Globalnet Corp.	0
27,513	Hop-On.Com	316
1,000	Multiband Corp.	680
7,000	Newmarket Technology, Inc.	2,100
2,000	Oxford Media, Inc.	60
10,000	Telenetics Corp.	11
5,000	Viseon, Inc.	15
		4,793

TOTAL FOR COMMON STOCK (Cost $397,366) - 98.87%		$ 223,432

WARRANTS - 0%
5,000	Action Product International, Inc.	0
15,000	SLS International, Inc.	0

TOTAL FOR WARRANTS (Cost $0)		$ 0

SHORT TERM INVESTMENTS - 3.33%
7,516	First American Treasury Obligation Class Y 4.64% ** (Cost $7,516)	7,516

TOTAL INVESTMENTS (Cost $404,882) - 102.20%		$ 230,948

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.20)%		(4,951)

NET ASSETS - 100.00%		$ 225,997

* Income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.
ADR - American Depository Receipts

NOTES TO FINANCIAL STATEMENTS
The Frontier Equity Fund
1. SECURITY TRANSACTIONS

At June 30, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $404,882 amounted to $173,935 which consisted of aggregate gross unrealized appreciation of

 $40,112 and aggregate gross unrealized depreciation of $214,047.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date August 29, 2007

By /s/Joel R Blumenschein

*Vice President

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.